Note 3 - Inventories (Details) - Summary of Inventories (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventories, Net	$ 1,474,114	$ 1,812,636
Lubricants [Member]
Inventory [Line Items]
Inventories, Net	1,293,780	1,433,129
Victualling [Member]
Inventory [Line Items]
Inventories, Net	180,334	173,883
Bunkers [Member]
Inventory [Line Items]
Inventories, Net		$ 205,624